Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS
At January 31, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 93.5%
Aerospace & Defense - 0.7%
Huntington Ingalls Industries, Inc.	15,500	$ 6,517,905
Automobile Components - 0.8%
Aptiv PLC (A)	87,300	6,612,975
Banks - 2.4%
First Citizens BancShares, Inc., Class A	10,045	20,788,831
Beverages - 4.3%
Brown-Forman Corp., Class B	321,400	8,796,718
Constellation Brands, Inc., Class A	76,000	11,909,200
Molson Coors Beverage Co., Class B	345,900	16,617,036
		37,322,954
Biotechnology - 1.2%
Biogen, Inc. (A)	58,800	10,577,532
Chemicals - 5.1%
Mosaic Co.	754,700	20,754,250
PPG Industries, Inc.	131,600	15,216,908
Westlake Corp.	107,300	8,511,036
		44,482,194
Construction & Engineering - 1.1%
Fluor Corp. (A)	216,500	10,000,135
Consumer Staples Distribution & Retail - 1.3%
Dollar General Corp.	28,800	4,130,784
Dollar Tree, Inc. (A)	62,100	7,302,339
		11,433,123
Containers & Packaging - 4.1%
Crown Holdings, Inc.	121,300	12,697,684
Graphic Packaging Holding Co.	1,552,500	22,744,125
		35,441,809
Distributors - 2.6%
LKQ Corp.	695,929	22,861,268
Diversified Telecommunication Services - 1.1%
GCI Liberty, Inc. (A)(B)(C)(D)	293,004	0
Liberty Global Ltd., Class A (A)	857,726	9,512,182
		9,512,182
Electric Utilities - 3.5%
Evergy, Inc.	252,800	19,397,344
OGE Energy Corp.	255,342	11,153,339
		30,550,683
Electronic Equipment, Instruments & Components - 4.2%
CDW Corp.	52,800	6,673,392
TD SYNNEX Corp.	89,300	14,169,231
Vontier Corp.	418,638	15,698,925
		36,541,548
Energy Equipment & Services - 2.7%
Halliburton Co.	438,700	14,705,224
Noble Corp. PLC	241,100	8,587,982
		23,293,206
	Shares	Value
COMMON STOCKS (continued)
Financial Services - 4.2%
Corpay, Inc. (A)	39,900	$ 12,553,737
Fiserv, Inc. (A)	137,900	8,788,367
Global Payments, Inc.	214,500	15,388,230
		36,730,334
Food Products - 8.9%
Archer-Daniels-Midland Co.	94,900	6,387,719
Campbell's Co.	333,600	9,334,128
Conagra Brands, Inc.	1,037,300	19,200,423
Kraft Heinz Co.	1,072,900	25,470,646
Post Holdings, Inc. (A)	42,700	4,368,637
Tyson Foods, Inc., Class A	199,000	13,000,670
		77,762,223
Ground Transportation - 1.7%
U-Haul Holding Co.	284,400	14,592,564
Health Care Equipment & Supplies - 3.6%
Align Technology, Inc. (A)	25,400	4,140,962
Baxter International, Inc.	670,700	13,460,949
Zimmer Biomet Holdings, Inc.	159,500	13,887,665
		31,489,576
Health Care Providers & Services - 3.9%
Centene Corp. (A)	274,400	11,887,008
Henry Schein, Inc. (A)	175,700	13,261,836
Molina Healthcare, Inc. (A)	47,000	8,440,730
		33,589,574
Insurance - 3.6%
F&G Annuities & Life, Inc.	13,927	410,707
Fidelity National Financial, Inc.	273,022	14,849,667
Markel Group, Inc. (A)	7,870	16,059,837
		31,320,211
Interactive Media & Services - 3.6%
IAC, Inc. (A)	482,990	17,846,480
Match Group, Inc.	439,400	13,687,310
		31,533,790
IT Services - 1.5%
Cognizant Technology Solutions Corp., Class A	159,300	13,072,158
Life Sciences Tools & Services - 1.9%
Bio-Rad Laboratories, Inc., Class A (A)	29,208	8,578,390
IQVIA Holdings, Inc. (A)	36,300	8,354,445
		16,932,835
Machinery - 1.0%
CNH Industrial NV	832,068	8,953,052
Media - 5.2%
Charter Communications, Inc., Class A (A)	63,100	13,006,172
News Corp., Class A	438,800	11,860,764
Omnicom Group, Inc.	95,700	7,372,728
Sirius XM Holdings, Inc.	622,129	12,660,325
		44,899,989
Transamerica Funds

Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Metals & Mining - 0.7%
Commercial Metals Co.	83,800	$ 6,441,706
Multi-Utilities - 2.4%
Dominion Energy, Inc.	353,900	21,294,163
Oil, Gas & Consumable Fuels - 3.8%
Expand Energy Corp.	122,100	13,725,261
HF Sinclair Corp.	206,788	10,750,908
Kinder Morgan, Inc.	285,260	8,697,577
		33,173,746
Pharmaceuticals - 3.9%
Jazz Pharmaceuticals PLC (A)	49,200	8,092,908
Perrigo Co. PLC	923,600	13,124,356
Viatris, Inc.	981,800	12,851,762
		34,069,026
Professional Services - 3.1%
Amentum Holdings, Inc. (A)	293,416	10,498,424
Clarivate PLC (A)	2,973,300	7,879,245
SS&C Technologies Holdings, Inc.	106,300	8,704,907
		27,082,576
Specialized REITs - 2.8%
Crown Castle, Inc.	75,500	6,554,155
Gaming & Leisure Properties, Inc.	390,775	17,487,181
		24,041,336
	Shares	Value
COMMON STOCKS (continued)
Specialty Retail - 1.0%
Lithia Motors, Inc.	25,600	$ 8,280,064
Technology Hardware, Storage & Peripherals - 0.8%
HP, Inc.	342,100	6,650,424
Trading Companies & Distributors - 0.8%
WESCO International, Inc.	22,800	6,599,004
Total Common Stocks (Cost $736,041,335)		814,444,696

	Principal	Value
REPURCHASE AGREEMENT - 7.0%
Fixed Income Clearing Corp., 1.35% (E), dated 01/30/2026, to be repurchased at $60,649,752 on 02/02/2026. Collateralized by a U.S. Government Obligation, 2.50%, due 03/31/2027, and with a value of $61,855,938.	$ 60,642,929	60,642,929
Total Repurchase Agreement (Cost $60,642,929)		60,642,929
Total Investments (Cost $796,684,264)		875,087,625
Net Other Assets (Liabilities) - (0.5)%		(4,051,315)
Net Assets - 100.0%		$ 871,036,310
INVESTMENT VALUATION:

Valuation Inputs (F)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (G)	Value
ASSETS
Investments
Common Stocks	$814,444,696	$—	$0	$814,444,696
Repurchase Agreement	—	60,642,929	—	60,642,929
Total Investments	$814,444,696	$60,642,929	$0	$875,087,625
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
Security is Level 3 of the fair value hierarchy and is valued based on unobservable inputs (see Notes to Schedule of Investments). At January 31, 2026,
the total value of the securities is $0, representing 0.0% of the Fund’s net assets.

(C)	Fair valued as determined in good faith in accordance with TAM's procedures. At January 31, 2026, the total value of the securities is $0, representing 0.0% of the Fund’s net assets.
(D)	Security deemed worthless.
(E)	Rate disclosed reflects the yield at January 31, 2026.
(F)
There were no transfers in or out of Level 3 during the period ended January 31, 2026. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

(G)	Level 3 security was not considered significant to the Fund.
PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
Transamerica Funds

Transamerica Mid Cap Value Opportunities

NOTES TO SCHEDULE OF INVESTMENTS
At January 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica Mid Cap Value Opportunities (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at January 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds